Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders Schedule (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders [Abstract]
Unrealized Loss on Hedging Instruments Net of Tax Reconciliation Value	$ (9,266)		$ (7,627)		$ 0		$ 0
Unrealized (Loss) Gain on Securities Available for Sale Net Of Tax Reconciliation Value	325		3,264		424		(310)
Foreign Currency Translation Gain (Loss) Net of Tax Reconciliation Value	329		668		1,090		607
Accumulated other comprehensive income (loss), net of tax	(8,612)		(3,695)		1,514		(297)
Unrealized Loss on Hedging Instruments Change in Market Value, Net of Tax	(7,005)	[1]	(11,828)	[1]	0	[1]
Unrealized (Loss) Gain on Securities Available for Sale Change in Market Value, Net of Tax	(1,449)	[1]	3,642	[1]	483	[1]
Total Change in Market Value Net Of Tax	(8,454)	[1]	(8,186)	[1]	483	[1]
Unrealized Loss on Hedging Instruments Reclassification Adjustment, Net of Tax	5,366	[2]	4,201	[2]	0	[2]
Unrealized (Loss) Gain on Securities Available For Sale, Reclassification Adjustment, Net of Tax	(1,490)	[2]	(802)	[2]	251	[2]
Foreign Currency Translation Gain (Loss) Reclassification Adjustment, Net of Tax	0	[2]	0	[2]	0	[2]
Total Reclassification Adjustment Net of Tax	3,876	[2]	3,399	[2]	251	[2]
Foreign Currency Translation Gain (Loss), Gain (Loss) on currency conversion, Net of Tax	(339)	[3]	(422)	[3]	483	[3]
Change in market value of the hedging instruments, tax	(4,458)		(6,369)
Change in market value of securities available for sale, tax	(1,337)		2,640		277
Reclassification adjustment for hedging instruments, tax	(2,889)		(2,262)
Reclassification adjustment for available for sale securities, tax	802		431		(134)
Foreign currency translation gain/loss, tax	$ (183)		$ (227)		$ 260

[1]	The tax (benefit) expense related to the change in market value of the hedging instruments was $(4,458) and $(6,369) for 2011 and 2010, respectively. The tax (benefit) expense related to the change in market value of securities available for sale was $(1,337), $2,640 and $277 for 2011, 2010 and 2009, respectively.
[2]	The tax (expense) benefit related to the reclassification adjustment for the hedging instruments was $(2,889) and $(2,262) for 2011 and 2010, respectively. The tax (expense) benefit related to the reclassification adjustments for securities available for sale was $802, $431 and $(134) for 2011, 2010 and 2009, respectively
[3]	The tax (benefit) expense related to the foreign currency translation gain/loss was $(183), $(227) and $260 for 2011, 2010 and 2009, respectively.